Related Party Transactions (Tables)	12 Months Ended
Aug. 25, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Transactions With Affiliates

In the normal course of business, the Company had transactions with its affiliates as follows (in thousands):

	Fiscal Year Ended
	August 25,	August 26,	August 28,
	2017	2016	2015
Affiliates:
Net sales	$73,455	$38,817	$96,996
Expenses:
Management advisory fees	$3,000	$4,001	$4,030